Other Real Estate Owned ("OREO")	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Other Real Estate Owned (OREO)
Other Real Estate Owned (“OREO”)

Activity related to other real estate owned for the years ended December 31, 2016 and 2015 is as follows:

(Dollars in thousands)	2016	2015
Balance, beginning of year	$966	$5,710
Transfers into real estate owned	141	2,357
Transfers to other assets	—	—
Sale of real estate owned	(1,033)	(6,027)
Gain (loss) on sale of real estate owned	31	(692)
Increase (decrease) in carrying amount of real estate owned	61	(382)
Balance, end of year	$166	$966

At December 31, 2016, OREO was comprised of one commercial property. At December 31, 2015, OREO was comprised of one residential property.